METROPOLITAN SERIES FUND, INC.

State Street Research Aggressive Growth Portfolio

State Street Research Aurora Portfolio

State Street Research Bond Income Portfolio

State Street Research Diversified Portfolio

State Street Research Investment Trust Portfolio

State Street Research Large Cap Growth Portfolio

State Street Research Large Cap Value Portfolio

State Street Research Money Market Portfolio

(each, a “Portfolio,” and, collectively, the “Portfolios”)

Supplement dated November 24, 2004

to Prospectus dated May 1, 2004

On November 3, 2004, the Board of Directors (the “Directors”) of Metropolitan Series Fund, Inc. approved, subject to approval by shareholders of the Portfolios and closing of a certain transaction (as described below), a change of subadviser for each Portfolio from State Street Research & Management Company (“SSRM”) to BlackRock Advisors, Inc. (“BlackRock Advisors”) pursuant to new subadvisory agreements between the Fund’s investment adviser, MetLife Advisers, LLC (the “Manager”), and BlackRock Advisors. These changes were approved by the Directors in anticipation of the closing of a transaction (the “Transaction”) between BlackRock, Inc. (“BlackRock”), the parent of BlackRock Advisors; BlackRock Financial Management, Inc. (“BlackRock Financial”), a wholly-owned indirect subsidiary of BlackRock; MetLife, Inc., the parent of Metropolitan Life Insurance Company (“MetLife”); and MetLife, the indirect parent of the Manager, that would result in BlackRock Financial purchasing SSRM Holdings, Inc., the parent of SSRM, from MetLife. Closing of the Transaction is expected in early 2005 pending required regulatory and shareholder approvals and satisfaction of other customary closing conditions, and would result in the termination of the Portfolios’ current subadvisory agreements between the Manager, the Fund (with respect to certain Portfolios on behalf of such Portfolios) and SSRM.

Also at their November 3, 2004 meeting, in connection with the Transaction and in order to make certain technical changes to the existing advisory agreements for the State Street Research Aggressive Growth Portfolio, the State Street Research Aurora Portfolio, the State Street Research Diversified Portfolio, the State Street Research Investment Trust Portfolio and the State Street Research Large Cap Value Portfolio (collectively, the “SSR New Management Agreement Portfolios”), the Directors approved, subject to shareholder approval, new advisory agreements (the “New Management Agreements”) between the Fund and the Manager with respect to the SSR New Management Agreement Portfolios. Subject to shareholder approval, the New Management Agreements would also take effect upon closing of the Transaction.

Neither the proposed change of subadviser for the Portfolios from SSRM to BlackRock Advisors nor the proposed change to the New Management Agreements for the SSR New Management Agreement Portfolios would result in a change to any advisory or subadvisory fees for such Portfolios.

Shareholders who owned shares of the Portfolios on October 29, 2004 (the record date for the shareholder meeting at which the proposals will be considered) will receive further information regarding the proposals in a proxy statement in December 2004. These shareholders will also receive voting instruction cards with which to vote on the proposals at the shareholder meeting, which is expected to be held on or about January 18, 2004.

Portfolio Name Changes

If shareholders of a Portfolio approve the change of subadviser for such Portfolio from SSRM to BlackRock Advisors, effective upon closing of the Transaction, the name of such Portfolio will change as follows:

Current Portfolio Name	New Portfolio Name If Change to BlackRock Advisors is Approved by Shareholders
State Street Research Aggressive Growth Portfolio	BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio	BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio	BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio	BlackRock Diversified Portfolio
State Street Research Investment Trust Portfolio	BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth Portfolio	BlackRock Legacy Large Cap Growth Portfolio
State Street Research Large Cap Value Portfolio	BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio	BlackRock Money Market Portfolio

Changes to Investment Styles If Shareholders Approve the Appointment of BlackRock Advisors as Subadviser

In managing the investments of the State Street Research Aggressive Growth Portfolio, the State Street Research Aurora Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Large Cap Growth Portfolio and the State Street Research Money Market Portfolio, BlackRock Advisors is expected to employ investment approaches similar to those which SSRM currently employs.

In managing the investments of the State Street Research Diversified Portfolio, the State Street Research Investment Trust Portfolio and the State Street Research Large Cap Value Portfolio, BlackRock Advisors is expected to employ investment approaches different from those which SSRM currently employs, as discussed below.

State Street Research Diversified Portfolio

Under BlackRock Advisors’ management, the Portfolio would, under normal circumstances, invest in equity securities and fixed-income securities. Under BlackRock Advisors, the amount of assets invested in each type of security would depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks of each type of security.

Under BlackRock Advisors, the Portfolio’s investments in equity securities would be in stocks and convertible securities that BlackRock Advisors believes have attractive long-term risk adjusted return potential. With respect to such equity securities, the BlackRock Advisors portfolio management team responsible for the Portfolio would use the S&P 500® Index as a benchmark, and would use quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the portfolio management team would then identify stocks with rising earnings expectations that are selling at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team would select stocks, together with appropriate position weightings, that it believes would maximize the Portfolio’s equity portion’s return per unit of risk. With respect to the equity portion, the Portfolio would seek to maintain the market capitalization, sector allocations and style characteristics of such portion similar to those of the S&P 500® Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team would rebalance the holdings in such portion regularly. The team would assess each stock’s changing characteristics relative to its contribution to portfolio risk. A stock would be a candidate for sale when it no longer offered an appropriate return-to-risk trade-off. With respect to its equity portion, in order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio might invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

Under BlackRock Advisors, as under SSRM, the Portfolio’s fixed-income investments would be in investment grade fixed-income securities, including debt securities issued by the U.S. Treasury or any U.S. Government agency, mortgage-backed securities (both privately issued and issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities) and asset-backed securities, including collateralized mortgage obligations and collateralized debt obligations, U.S. dollar denominated debt securities of foreign issuers and corporate debt. BlackRock Advisors may also invest in securities through Rule 144A and other private placement transactions.

State Street Research Investment Trust Portfolio

Under BlackRock Advisors, the Portfolio would seek to achieve its investment objective by investing at least 80% of its net assets in equity securities. In pursuit of this goal, the BlackRock Advisors portfolio management team responsible for the Portfolio would use the S&P 500® Index as a benchmark.

Under BlackRock Advisors, the Portfolio’s portfolio management team would use quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the portfolio management team would then identify stocks with rising earnings expectations that are selling at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team would select stocks, together with appropriate position weightings, that it believes would maximize the Portfolio’s return per unit of risk. The Portfolio would seek to maintain the market capitalization, sector allocations and style characteristics of the Portfolio similar to those of the S&P 500® Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team would rebalance the Portfolio’s holdings regularly. The team would assess each stock’s changing characteristics relative to its contribution to portfolio risk. A stock would be a candidate for sale when it no longer offered an appropriate return-to-risk trade-off. In order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio might invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.

State Street Research Large Cap Value Portfolio

Under BlackRock Advisors, the Portfolio’s portfolio management team would use quantitative techniques to analyze a universe of approximately 800 value companies. The portfolio management team would use a multi-factor model, which would identify the key factors that drive the performance of value stocks. Using this multi-factor model, the portfolio management team would identify stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team would select stocks, together with appropriate position weightings, that it believes would maximize the Portfolio’s return per unit of risk. The Portfolio would seek to maintain the market capitalization, sector allocations and style characteristics of the Portfolio similar to those of the Russell 1000 Value Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team would rebalance the Portfolio’s holdings regularly. The team would assess each stock’s changing characteristics relative to its contribution to portfolio risk. A stock would be a candidate for sale when it no longer offered an appropriate return-to-risk trade-off. In order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio might invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.

Changes to Portfolio Management If Shareholders Approve the Appointment of BlackRock Advisors as Subadviser

Under BlackRock Advisors, the portfolio managers that would have responsibility for managing the investments of the State Street Research Large Cap Growth Portfolio are expected be the same managers as are currently responsible for this Portfolio under SSRM.

Under BlackRock Advisors, the portfolio managers that would have responsibility for managing the investments of the State Street Research Aggressive Growth Portfolio, the State Street Research Aurora Portfolio, the State Street Research Bond Income Portfolio, the State Street Research Diversified Portfolio, the State Street Research Investment Trust Portfolio and the State Street Research Large Cap Value Portfolio are expected to be different from those managers at SSRM that are currently responsible for these Portfolios, as discussed below.

State Street Research Aggressive Growth Portfolio

Under BlackRock Advisors, the Portfolio would be managed by Neil Wagner and Eileen Leary. Mr. Wagner, a Managing Director at BlackRock Advisors since January 2004, joined BlackRock Advisors in April 2002. Mr. Wagner was a portfolio manager at Massachusetts Financial Services from 1998 to 2000, a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Ms. Leary, who is currently a senior vice president of SSRM, has been responsible for the day-to-day management of the Portfolio since October 2002. She joined SSRM in 1989, and has been an investment professional since 1993.

State Street Research Aurora Portfolio

Under BlackRock Advisors, the Portfolio would be managed by Wayne J. Archambo. Mr. Archambo has been a Managing Director of BlackRock Advisors since joining the firm in January 2002. Mr. Archambo was a founding partner of Boston Partners Asset Management, L.P. from its inception in 1995 until 2002, during which time he was also Manager of that firm’s small and mid cap value equity products.

State Street Research Bond Income Portfolio

Under BlackRock Advisors, the Portfolio would be managed by Keith Anderson and Scott Amero. Mr. Anderson is a Managing Director at BlackRock Advisors, and has been a Managing Director of BlackRock Financial since 1988. Mr. Amero has been a Managing Director of BlackRock Financial since 1990.

State Street Research Diversified Portfolio

Under BlackRock Advisors, the fixed-income portion of the Portfolio would be managed by Keith Anderson and Scott Amero, whereas the equity portion would be managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Anderson is a Managing Director at BlackRock Advisors, and has been a Managing Director of BlackRock Financial since 1988. Mr. Amero has been a Managing Director of BlackRock Financial since 1990. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock Advisors, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.

State Street Research Investment Trust Portfolio

Under BlackRock Advisors, the Portfolio would be managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock Advisors, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.

State Street Research Large Cap Value Portfolio

Under BlackRock Advisors, the Portfolio would be managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock Advisors, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.

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